Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [Abstract]
Property, Plant and Equipment
	Equipment $’000	ROU Assets $’000	Total $’000
Cost
At January 1, 2024	224	1,198	1,422
Additions	49	—	49
Exchange difference	(16)	(72)	(88)
At December 31, 2024	257	1,126	1,383

Accumulated Depreciation
At January 1, 2024	101	252	353
Charge for the year	68	247	315
Exchange difference	(8)	(25)	(33)
At December 31, 2024	161	474	635

Net Book Amount
At December 31, 2024	96	652	748

Cost
At January 1, 2025	257	1,126	1,383
Additions	121	—	121
Exchange difference	31	148	179
At December 31, 2025	409	1,274	1,683

Accumulated Depreciation
At January 1, 2025	161	474	635
Charge for the year	77	258	335
Exchange difference	21	72	93
At December 31, 2025	259	804	1,063

Net Book Amount
At December 31, 2025	150	470	620